Investments and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Investments and Other Non-Current Assets

DECEMBER 31	2012	2011
Investments in affiliated companies	$25.4	$21.0
Deferred tax assets	200.6	162.1
Income tax receivables	50.8	33.2
Derivative assets	15.8	15.1
Long-term interest bearing deposit (insurance arrangement)	23.2	22.6
Other non-current assets	25.5	25.6

Investments and other non-current assets	$341.3	$279.6

Schedule of Significant Investments and Respective Percentage of Ownership

The most significant investments in affiliated companies and the respective percentage of ownership are:

COUNTRY	Ownership %	Company name
France	49%	EAK SA Composants pour L’Industrie Automobile
France	49%	EAK SNC Composants pour L’Industrie Automobile
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.